Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
9.	Goodwill and other intangible assets

Intangible assets other than goodwill acquired during the fiscal year ended March 31, 2018 totaled 110,788 million yen, of which 110,781 million yen is subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	16,003	4
Software to be sold, leased or otherwise marketed	16,066	3
Internal-use software	69,205	5
Other	9,507	7

In the fiscal year ended March 31, 2018, additions to internal-use software primarily related to the capitalization of new software across several business platforms.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2017		March 31, 2018
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	317,337	(251,401)	175,980	(142,724)
Customer relationships	37,289	(15,585)	18,881	(7,615)
Trademarks	31,630	(15,554)	16,310	(8,451)
Software to be sold, leased or otherwise marketed	117,897	(86,661)	123,269	(92,457)
Internal-use software	473,750	(310,408)	494,649	(315,516)
Music catalogs	218,321	(95,367)	207,789	(94,210)
Artist contracts	31,393	(29,001)	28,534	(27,650)
Television carriage contracts (broadcasting agreements)	74,780	(21,986)	74,258	(25,884)
Other	62,212	(46,624)	58,543	(47,586)

Total	1,364,609	(872,587)	1,198,213	(762,093)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2016, 2017 and 2018 was 125,616 million yen, 121,634 million yen and 123,450 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2019	89,924
2020	73,516
2021	56,485
2022	39,050
2023	27,982

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2017	2018
Trademarks	70,220	68,922
Distribution agreements	18,834	18,834
Other	3,109	3,292

Total	92,163	91,048

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2017 and 2018 are as follows:

	Yen in millions
	G&NS	Music	Pictures	HE&S	IP&S	MC	Semiconductors	Financial Services	All Other	Total
Balance, March 31, 2016:
Goodwill — gross	152,293	162,078	221,517	5,320	8,637	179,331	49,621	3,020	31,536	813,353
Accumulated impairments	—	(306)	—	(5,320)	(300)	(176,045)	—	(706)	(24,386)	(207,063)

Goodwill	152,293	161,772	221,517	—	8,337	3,286	49,621	2,314	7,150	606,290

Increase (decrease) due to:
Acquisitions*1	—	7,689	29,363	—	—	—	—	61	—	37,113
Sales and dispositions	—	—	(60)	—	—	—	—	—	—	(60)
Impairments	—	—	(112,069)	—	—	—	—	—	—	(112,069)
Translation adjustments	(355)	(3,351)	(598)	—	(186)	—	(77)	—	(11)	(4,578)
Other	—	—	—	—	—	—	(1,475)	—	(2,683)	(4,158)

Balance, March 31, 2017:
Goodwill — gross	151,938	166,416	246,085	5,320	8,451	179,331	48,069	3,081	28,842	837,533
Accumulated impairments	—	(306)	(107,932)	(5,320)	(300)	(176,045)	—	(706)	(24,386)	(314,995)

Goodwill	151,938	166,110	138,153	—	8,151	3,286	48,069	2,375	4,456	522,538

Increase (decrease) due to:
Acquisitions	—	2,877	12,842	—	1,204	—	—	4,850	—	21,773
Sales and dispositions	—	(121)	—	—	—	—	—	—	—	(121)
Impairments	—	—	—	—	—	—	—	—	—	—
Translation adjustments	(1,332)	(3,472)	(6,583)	—	162	—	(1,072)	—	(85)	(12,382)
Other	—	—	—	—	—	—	(1,204)	—	(112)	(1,316)

Balance, March 31, 2018:
Goodwill — gross	150,606	165,700	246,620	5,320	9,817	179,331	45,793	7,931	27,912	839,030
Accumulated impairments	—	(306)	(102,208)	(5,320)	(300)	(176,045)	—	(706)	(23,653)	(308,538)

Goodwill	150,606	165,394	144,412	—	9,517	3,286	45,793	7,225	4,259	530,492

Sony realigned its business segments from the first quarter of the fiscal year ended March 31, 2018. As a result of this realignment, the operation of the former Components segment is now included in All Other. In connection with this realignment, the carrying amounts of associated goodwill for the former Components segment have been reclassified into All Other for the fiscal years ended March 31, 2016 and 2017. Refer to Note 28.

*1	Acquisitions for the fiscal year ended March 31, 2017 relate mainly to the TEN Sports Network acquisition in the Pictures segment. Refer to Note 24.

Impairment of goodwill in the Pictures segment -

During the fiscal year ended March 31, 2017, Sony made a downward revision in the future profitability projection for the Motion Pictures business within the Pictures segment primarily due to a lowering of previous expectations regarding the home entertainment business, mainly driven by an acceleration of market decline. The future profitability projection for the Motion Pictures business also reflected a reduction in underlying profitability projections of film performance largely mitigated by measures identified to improve the profitability of the Motion Pictures business.

Sony assessed the aforementioned events and circumstances and determined that it was more likely than not that the fair value of the Production & Distribution reporting unit (which includes the Motion Pictures and the Television Productions businesses) was less than its carrying value. Accordingly, Sony conducted the goodwill impairment tests using this new profitability projection and recalculated the implied fair value of the goodwill of the reporting unit. As a result of this recalculation, the carrying value of the goodwill was determined to be zero.

Consequently, the entire amount of the goodwill in the Production & Distribution reporting unit, 112,069 million yen, was impaired, in the fiscal year ended March 31, 2017. The impairment loss was included in other operating expense, net in the consolidated statements of income, and was recorded entirely within the Pictures segment.